Depreciation and Amortization	12 Months Ended
Dec. 31, 2021
Depreciation and amortization expense [abstract]
Depreciation and amortization
38. Depreciation and amortization

	2021	2020	2019
Depreciation of property and equipment	4,221,783	4,567,800	6,403,933
Amortization of right of use	1,043,796	1,049,210	1,156,657
Amortization of intangible assets	216,247	465,721	1,036,408
Depreciation of investment properties	53,244	53,101	44,191
Depreciation of other assets	8,995	1,425	5,530
Loss from sale or impairment of property and equipment (Note 17.1.)	37,694	—	—

TOTAL	5,581,759	6,137,257	8,646,719